Related Party Transactions (Details) - Schedule of amounts due to the related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Yunnan Long-Spring Education Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	$ 1,432
Relationship with the group	Entity significantly influenced by Mr. Zhang
Related party note	Other payables, interest free and payment on demand.
Yunnan Preparatory School for Studying Abroad [Member]
Related Party Transaction [Line Items]
Related party	$ 2,000
Relationship with the group	Cooperative education projects
Related party note	Other payables, interest free and payment on demand.
Campus Reserve Fund [Member]
Related Party Transaction [Line Items]
Related party	$ 3,019
Relationship with the group	Management
Related party note	Other payables, interest free and payment on demand.
Beijing Long-Spring International Education Technology Research Institute [Member]
Related Party Transaction [Line Items]
Related party	$ 900
Relationship with the group	Entity significantly influenced by Mr. Zhang
Related party note	Other payables, interest free and payment on demand.
Beijing Tomorrow Future Plus Education Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	$ 6
Relationship with the group	Controlled by the same shareholder
Related party note	Other payables, interest free and payment on demand.
Lihua Family Education Technology (Beijing) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	$ 7,446
Relationship with the group	Controlled by the same shareholder
Related party note	Other payables, interest free and payment on demand.
Chengdu Yicarbon New Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	$ 3
Relationship with the group	Controlled by the same shareholder
Related party note	Other payables, interest free and payment on demand.
Yunnan Three Three One Education Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	$ 36,869
Relationship with the group	Controlled by the same shareholder
Related party note	Other payables, interest free and payment on demand.
Due to Related Parties [Member]
Related Party Transaction [Line Items]
Related party	$ 51,675	$ 17,909
Beijing Long-Spring Education Technology Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	$ 29,969
Relationship with the group	Entity controlled by Mr. Zhang*
Related party note	Loan receivables*, interest free and payment on demand.
Lihua Family Education Technology (Beijing) Co., Ltd. One [Member]
Related Party Transaction [Line Items]
Related party	$ 3,333
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Chengdu First Carbon New Technology Co., Ltd. One [Member]
Related Party Transaction [Line Items]
Related party	$ 5,192
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Yunnan Three Three One Education Technology Co., Ltd. One [Member]
Related Party Transaction [Line Items]
Related party	$ 339
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Zunyi Huichuan Hengshi Education and Training School [Member]
Related Party Transaction [Line Items]
Related party	$ 139
Relationship with the group	Cooperative education projects
Related party note	Loan receivables*, interest free and payment on demand.
Yunnan Long-Spring Education Technology Co., Ltd. One [Member]
Related Party Transaction [Line Items]
Related party	$ 3,173
Relationship with the group	Controlled by the same shareholder Entity significantly influenced by Mr. Zhang
Related party note	Loan receivables*, interest free and payment on demand.
Yunnan Huayiweiming Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	$ 15,503
Relationship with the group	Entity significantly influenced by Mr. Zhang
Related party note	Loan receivables*, interest free and payment on demand.
Beijing Long-Spring International Education Technology Research Institute One [Member]
Related Party Transaction [Line Items]
Related party	$ 25
Relationship with the group	Entity significantly influenced by Mr. Zhang
Related party note	Loan receivables*, interest free and payment on demand.
Beijing Tomorrow Future Plus Education Technology Co., Ltd. One [Member]
Related Party Transaction [Line Items]
Related party	$ 1
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Kunming Xinxiaoling Human Resources Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	$ 277
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Mengzi Long-Spring Experimental Secondary School [Member]
Related Party Transaction [Line Items]
Related party	$ 331
Relationship with the group	Cooperative education projects
Related party note	Loan receivables*, interest free and payment on demand.
Shaanxi Long-Spring Enterprise Management Consulting Partnership (Limited Partnership) [Member]
Related Party Transaction [Line Items]
Related party	$ 10
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Campus Reserve Fund One [Member]
Related Party Transaction [Line Items]
Related party	$ 12,123
Relationship with the group	Management
Related party note	Loan receivables*, interest free and payment on demand.
Zunyi Huichuan Long-Spring Jincheng Education Consulting Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	$ 1,976
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Zhang, Shaodong [Member]
Related Party Transaction [Line Items]
Related party	$ 1,059
Relationship with the group	Mr. Zhang’s immediate family member
Related party note	Loan receivables*, interest free and payment on demand.
Due from Related Parties [Member]
Related Party Transaction [Line Items]
Related party	$ 73,450	11,707
Yunnan Three Three One Education Technology Co., Ltd. Two [Member]
Related Party Transaction [Line Items]
Related party		$ 14,885
Relationship with the group		Entity significantly influenced by Mr. Zhang
Related party note		Other payables, interest free and payment on demand.
Zhang, Shaodong One [Member]
Related Party Transaction [Line Items]
Related party		$ 1,374
Relationship with the group		Mr. Zhang’s immediate family member
Related party note		Other payables, interest free and payment on demand.
Campus Reserve Fund Two [Member]
Related Party Transaction [Line Items]
Related party		$ 1,487
Relationship with the group		Management
Related party note		Other payables, interest free and
Chengdu Longquanyi District Hengshi Education Training School Co., Ltd. One [Member]
Related Party Transaction [Line Items]
Related party		$ 163
Relationship with the group		Controlled by the same shareholder
Related party note		Other payables, interest free and payment on demand.
Beijing Long-Spring Education Technology Group Co., Ltd. one [Member]
Related Party Transaction [Line Items]
Related party		$ 11,062
Relationship with the group		Entity controlled by Mr. Zhang*
Related party note		payment on demand. Loan receivables*, interest free and
Yunnan Shaowei Education Information Consulting Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party		$ 260
Relationship with the group		Controlled by the same shareholder
Related party note		Loan receivables*, interest free and payment on demand.
Zunyi Huichuan District Changshui Jincheng Education Consulting Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party		$ 160
Relationship with the group		Controlled by the same shareholder
Related party note		Loan receivables*, interest free and payment on demand.
Campus Reserve Fund Three [Member]
Related Party Transaction [Line Items]
Related party		$ 225
Relationship with the group		Management
Related party note		payment on demand. Loan receivables*, interest free and